J.P. MORGAN INSURANCE TRUST

JPMorgan Insurance Trust Small Cap Core Portfolio

(All Share Classes)

(the “Portfolio”)

Supplement dated July 21, 2021

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated May 1, 2021, as supplemented

Effective immediately, the portfolio manager information in the section titled “Management” in the Small Cap Core Portfolio’s “Risk/Return Summary” of the Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Phillip D. Hart	2011	Managing Director
Wonseok Choi	2019	Managing Director
Jonathan L. Tse	2019	Executive Director
Akash Gupta	2019	Executive Director

“The Portfolio’s Management and Administration — The Portfolio Managers — JPMorgan Insurance Trust Small Cap Core Portfolio” section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Portfolio utilizes a team-based approach and uses the models, insights and recommendations of the broader Structured Equity Team. The portfolio management team is comprised of Phillip D. Hart, Wonseok Choi, Jonathan L. Tse and Akash Gupta. Mr. Hart, Managing Director of JPMIM and a CFA charterholder, is a portfolio manager and the head of the U.S. Structured Equity Small and Mid Cap Team. An employee of the firm since 2003, his responsibilities include managing all of the Structured Equity Small and Mid Cap strategies. Previously he worked on quantitative research and the daily implementation and maintenance of portfolios for the group. Mr. Hart obtained a B.A. in economics from Cornell University. Mr. Choi, Managing Director of JPMIM, is a portfolio manager and the head of quantitative research for the U.S. Structured Equity Group. An employee of the firm since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the firm, Mr. Choi worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the firm’s forecasting, risk and transaction-cost models. Mr. Choi holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University. Mr. Tse, Executive Director of JPMIM and a CFA charterholder, is a portfolio manager and member of the quantitative research team for the U.S. Structured Equity Group, and has been a member of the team since 2004. Prior to joining the firm, Mr. Tse worked as a summer intern for UBS and Credit Suisse First Boston in software and database development. Mr. Tse graduated in May 2004 with a B.S. in computer engineering from Columbia University. Mr. Gupta, Executive Director of JPMIM and a CFA charterholder, is a portfolio manager and research analyst within the U.S. Structured Equity Small and Mid Cap Team, and has been a member of the team since 2008. An employee of the firm since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. Mr. Gupta holds a B.Tech. in electronics & communication (Gold Medalist) from I.I.T. (Indian Institute of Technology) in Roorkee, India and a M.B.A. in analytical finance from the ISB (Indian School of Business) in Hyderabad, India. He is also a certified Financial Risk Manager (FRM).

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan Insurance Trust Small Cap Core Portfolio is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Core Portfolio
Phillip D. Hart	13	6,043,438	2	1,216,499	3	830,457
Wonseok Choi	16	7,656,810	1	132,895	3	830,457
Jonathan L. Tse	16	7,656,331	1	132,895	3	830,457
Akash Gupta	13	6,043,438	1	132,895	3	830,457

	Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Core Portfolio
Phillip D. Hart	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Jonathan L. Tse	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-JPMIT SCC-PM-721